Revenue - Summary of Revenue by Type of Good or Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	$ 2,316,680	$ 2,256,608	$ 1,673,922
Digital Platform Services Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	1,419,721	1,385,678	1,033,156
Digital Platform Services Revenue | Third-Party
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	827,224	845,941	637,568
Digital Platform Services Revenue | First-Party
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	592,497	539,737	395,588
Digital Platform Fulfilment Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	321,653	332,504	213,228
Brand Platform Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	477,146	467,505	390,014
In-Store Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	$ 98,160	$ 70,921	$ 37,524